Associates and Other Investments - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Thousands				12 Months Ended
	Nov. 14, 2022 $ / shares shares	Jul. 18, 2022 USD ($)	Apr. 28, 2022 USD ($)	Dec. 31, 2022 USD ($) yr shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($)
Disclosure Of Interest In Other Entities [Line Items]
Payment to acquire investments other than equity investments				$ 10,000	$ 0
Payment to acquire investments in preferred shares				$ 5,000	$ 0
Rate of interest					10.00%
Number of shares issued | shares				504,000	258,000
Share of loss of arena minerals				$ (1,359)	$ (342)
Investments accounted for using equity method				$ 17,276	$ 13,033
Arena Minerals [Member]
Disclosure Of Interest In Other Entities [Line Items]
Number of shares acquired during the period on exercise of warrants | shares	14,590,000,000
Payment to acquire shares on exercise of warrants | shares	2,745,000
Common share, per share value | $ / shares	$ 0.25
Common shares acquired | shares					66,226,000
Share purchase warrants | shares					21,429,000
Total consideration on right to exercise purchase option					$ 14,758	$ 18,632
Common share per share value | $ / shares							$ 0.25
Rate of interest					7.50%
Number of shares issued | shares				19.9	17.4
Estimated Fair Value Of Warrants				$ 1,616
Share of loss of arena minerals				(1,359)
Investments accounted for using equity method				17,276	$ 13,033			$ 13,375
Arena Minerals [Member] | Finance And Other Income [Member]
Disclosure Of Interest In Other Entities [Line Items]
Gain on fair value of investments				$ 3,085	$ 6,175
Arena Minerals [Member] | Historical volatility for shares, measurement input
Disclosure Of Interest In Other Entities [Line Items]
Significant Unobservable Input Liability				66.8
Arena Minerals [Member] | Interest rate, measurement input
Disclosure Of Interest In Other Entities [Line Items]
Significant Unobservable Input Liability				4.07
Arena Minerals [Member] | Expected dividend measurement input
Disclosure Of Interest In Other Entities [Line Items]
Significant Unobservable Input Liability				0
Arena Minerals [Member] | Expected life measurement input
Disclosure Of Interest In Other Entities [Line Items]
Significant Unobservable Input Liability | yr				0.56
Series C One Preferred Shares [Member] | Ascend Elements [Member]
Disclosure Of Interest In Other Entities [Line Items]
Financial assets at fair value				$ 5,000
Investment owned number of shares | shares				806,000
Dividend receivable percentage rate	8.00%
Payment to acquire investments in preferred shares		$ 5,000
Green Technology Metals [Member]
Disclosure Of Interest In Other Entities [Line Items]
Payment to acquire investments other than equity investments			$ 10,000
Percentage of equity interests acquired			5.00%	5.00%
Investments Other Than Investments Accounted For Under Equity Method [Member] | Green Technology Metals [Member]
Disclosure Of Interest In Other Entities [Line Items]
Financial assets at fair value				$ 7,451
Gains losses recognized in profit or loss fair value measurement assets				$ 2,564
Investment owned number of shares | shares				13,301,000